Property, plant and equipment (Details) ₨ in Millions, $ in Millions		12 Months Ended
		Mar. 31, 2026 INR (₨)		Mar. 31, 2026 USD ($)	Mar. 31, 2025 INR (₨)
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning		₨ 38,915
Balance at the ending		43,481		$ 459	₨ 38,915
Freehold [member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning		207
Balance at the ending		207			207
Building [member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning		14,510
Balance at the ending		16,166			14,510
Plant and machinery [member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning		13,890
Balance at the ending		17,424			13,890
Computer equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning		314
Balance at the ending		560			314
Office equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning		1,378
Balance at the ending		1,498			1,378
Fixtures and fittings [member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning		27
Balance at the ending		37			27
Vehicles [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning		2
Balance at the ending		2			2
Construction in Progress [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning		8,587
Balance at the ending		7,587			8,587
Property, plant and equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning		30,328
Balance at the ending		35,894			30,328
Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning		57,489			42,883
Additions		11,462			15,017
Deletions/Adjustments during the year		9,795	[1]		414
Reclassification	[2]	0
Translation Difference		13			3
Balance at the ending		59,169			57,489
Gross carrying amount [member] | Freehold [member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning		207			207
Additions		0			0
Deletions/Adjustments during the year		0	[1]		0
Reclassification	[2]	0
Balance at the ending		207			207
Gross carrying amount [member] | Building [member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning		21,252			13,932
Additions		4,255			7,320
Deletions/Adjustments during the year		747	[1]		0
Reclassification	[2]	(619)
Translation Difference		0			0
Balance at the ending		24,141			21,252
Gross carrying amount [member] | Plant and machinery [member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning		30,456			24,002
Additions		6,129			6,528
Deletions/Adjustments during the year		7,450	[1]		77
Reclassification	[2]	619
Translation Difference		12			3
Balance at the ending		29,766			30,456
Gross carrying amount [member] | Computer equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning		2,211			2,184
Additions		437			300
Deletions/Adjustments during the year		1,113	[1]		273
Reclassification	[2]	0
Translation Difference		0
Balance at the ending		1,535			2,211
Gross carrying amount [member] | Office equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning		3,184			2,372
Additions		617			854
Deletions/Adjustments during the year		348	[1]		42
Reclassification	[2]	9
Translation Difference		0
Balance at the ending		3,462			3,184
Gross carrying amount [member] | Fixtures and fittings [member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning		166			173
Additions		20			15
Deletions/Adjustments during the year		127	[1]		22
Reclassification	[2]	(9)
Translation Difference		1			0
Balance at the ending		51			166
Gross carrying amount [member] | Vehicles [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning		13			13
Additions		4			0
Deletions/Adjustments during the year		10	[1]		0
Reclassification	[2]	0
Translation Difference		0
Balance at the ending		7			13
Gross carrying amount [member] | Property, plant and equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning		57,489			42,883
Additions		11,462			15,017
Deletions/Adjustments during the year		9,795	[1]		414
Reclassification	[2]	0
Translation Difference		13			3
Balance at the ending		59,169			57,489
Accumulated depreciation and amortisations [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning		27,161			23,044
Depreciation for the year		5,903			4,449
Deletions/Adjustments during the year		9,795	[1]		333
Reclassification	[2]	0
Translation Difference		6			1
Balance at the ending		23,275			27,161
Accumulated depreciation and amortisations [Member] | Freehold [member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning		0			0
Depreciation for the year		0			0
Deletions/Adjustments during the year		0	[1]		0
Reclassification	[2]	0
Balance at the ending		0			0
Accumulated depreciation and amortisations [Member] | Building [member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning		6,742			5,163
Depreciation for the year		1,990			1,579
Deletions/Adjustments during the year		747	[1]		0
Reclassification	[2]	(10)
Translation Difference		0			0
Balance at the ending		7,975			6,742
Accumulated depreciation and amortisations [Member] | Plant and machinery [member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning		16,566			14,319
Depreciation for the year		3,211			2,322
Deletions/Adjustments during the year		7,450	[1]		76
Reclassification	[2]	10
Translation Difference		5			1
Balance at the ending		12,342			16,566
Accumulated depreciation and amortisations [Member] | Computer equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning		1,897			1,924
Depreciation for the year		191			166
Deletions/Adjustments during the year		1,113	[1]		193
Reclassification	[2]	0
Translation Difference		0
Balance at the ending		975			1,897
Accumulated depreciation and amortisations [Member] | Office equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning		1,806			1,469
Depreciation for the year		499			379
Deletions/Adjustments during the year		348	[1]		42
Reclassification	[2]	7
Translation Difference		0
Balance at the ending		1,964			1,806
Accumulated depreciation and amortisations [Member] | Fixtures and fittings [member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning		139			159
Depreciation for the year		8			2
Deletions/Adjustments during the year		127	[1]		22
Reclassification	[2]	(7)
Translation Difference		1			0
Balance at the ending		14			139
Accumulated depreciation and amortisations [Member] | Vehicles [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning		11			10
Depreciation for the year		4			1
Deletions/Adjustments during the year		10	[1]		0
Reclassification	[2]	0
Translation Difference		0
Balance at the ending		5			11
Accumulated depreciation and amortisations [Member] | Property, plant and equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning		27,161			23,044
Depreciation for the year		5,903			4,449
Deletions/Adjustments during the year		9,795	[1]		333
Reclassification	[2]	0
Translation Difference		6			1
Balance at the ending		₨ 23,275			₨ 27,161

[1]	During the year, the Group carried out an evaluation of its assets to assess the future economic benefits expected from its use or disposal. Accordingly, the Group identified the following assets which it assessed did not have any future economic benefits from it's use (or) disposal. These assets have been retired from active use and remain in the custody of the Group pending physical disposal.
[2]	The Group has disclosed certain assets which are in the nature of plant and machinery and office equipment along with buildings and furniture & fixtures respectively. These assets are depreciated over the estimated useful life of plant and machinery and office equipment in accordance with the accounting policy consistently applied by the Group. The Group believes that it is more appropriate to disclose such assets as part of plant and machinery and office equipment rather than as part of buildings and furniture and fixtures. Hence, the cost of such assets and the accumulated depreciation thereon, as on April 1, 2025 has been transferred to the respective category for a better presentation.